U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 1, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:	Managed Portfolio Series (the “Trust”) File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Tortoise MLP & Pipeline Fund, Tortoise North American Energy Independence Fund, Tortoise Select Opportunity Fund and Tortoise VIP MLP & Pipeline Portfolio, (each a “Fund” and collectively, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 29, 2016, and filed electronically as Post-Effective Amendment No. 218 under the 1933 Act, and Amendment No. 219, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on March 28, 2016.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.